8. Movements in Other Comprehensive Income From financial assets	12 Months Ended
Dec. 31, 2018
Movements In Other Comprehensive Income From Financial Assets
Movements in Other Comprehensive Income From financial assets
	2018	2017	2016
	ARS 000	ARS 000	ARS 000

Financial assets at fair value through other comprehensive income
Gain for the year	64,178	450,989	993,675
Reclassification adjustments to income	(410,806)	(1,219,384)	(405,096)
Loss for financial assets at fair value through other comprehensive income	(346,628)	(768,395)	588,579